Note 10 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit risk [member]
Statement Line Items [Line Items]
Value at risk	$ 14	$ 52
Credit risk, cash held in bank accounts [member]
Statement Line Items [Line Items]
Value at risk	14	19
Credit risk, loan receivables [member]
Statement Line Items [Line Items]
Value at risk		25
Liquidity risk, cash and cash equivalents [member]
Statement Line Items [Line Items]
Value at risk	14	19
Liquidity risk, other receivables and prepaid expenses [member]
Statement Line Items [Line Items]
Value at risk		8
Liquidity risk, loan receivable [member]
Statement Line Items [Line Items]
Value at risk		25
Liquidity risk, current liabilities [member]
Statement Line Items [Line Items]
Value at risk	$ 349	$ 274